Mortgage servicing rights	12 Months Ended
Dec. 31, 2020
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights	Mortgage servicing rights:
Changes in the Company’s mortgage servicing rights were as follows for the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Carrying value at beginning of period	$75,521	$88,829	76,107
Capitalization	47,025	42,151	54,913
Mortgage servicing rights acquired from Franklin, at fair value	5,111	—
Sales	—	(29,160)	(39,428)
Change in fair value:
Due to pay-offs/pay-downs	(27,834)	(16,350)	(11,062)
Due to change in valuation inputs or assumptions	(19,826)	(9,949)	8,299
Carrying value at end of period	$79,997	$75,521	$88,829

The following table summarizes servicing income and expense, which are included in 'Mortgage banking income' and 'Other noninterest expense', respectively, within the Mortgage segment operating results for the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Servicing income:
Servicing income	$22,128	$17,677	$20,591
Change in fair value of mortgage servicing rights	(47,660)	(26,299)	(2,763)
Change in fair value of derivative hedging instruments	13,286	9,310	(5,910)
Servicing income	(12,246)	688	11,918
Servicing expenses	7,890	6,832	7,675
Net servicing (loss) income (1)	$(20,136)	$(6,144)	$4,243
(1) Excludes benefit of custodial service related noninterest-bearing deposits held by the Bank.
Data and key economic assumptions related to the Company’s mortgage servicing rights as of December 31, 2020 and 2019 are as follows:

	December 31,
	2020	2019
Unpaid principal balance	$9,787,657	$6,734,496
Weighted-average prepayment speed (CPR)	14.07%	10.05%
Estimated impact on fair value of a 10% increase	$(4,493)	$(2,839)
Estimated impact on fair value of a 20% increase	$(8,599)	$(5,474)
Discount rate	11.49%	9.68%
Estimated impact on fair value of a 100 bp increase	$(2,942)	$(3,086)
Estimated impact on fair value of a 200 bp increase	$(5,674)	$(5,932)
Weighted-average coupon interest rate	3.58%	4.20%
Weighted-average servicing fee (basis points)	28	29
Weighted-average remaining maturity (in months)	328	335
The Company hedges the mortgage servicing rights portfolio with various derivative instruments to offset changes in the fair value of the related mortgage servicing rights. See Note 18, "Derivatives" for additional information on these hedging instruments.-*
During the years ended December 31, 2019 and 2018, the Company sold $29,160 and $39,428, of mortgage servicing rights on $2,034,374 and $3,181,483 of serviced mortgage loans, respectively. There was not a significant gain or loss recognized in connection with the sales. During the year ended December 31, 2020, there were no such transactions. As of December 31, 2020 and 2019, mortgage escrow deposits totaled to $147,957 and $92,610, respectively.